Annual Fund Operating Expenses - Thrivent Core Emerging Markets Equity Fund - None	Feb. 28, 2021
Operating Expenses:
Management Fees	none
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.34%